Fees Summary	Jan. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,935,000
Previously Paid Amount	0.00
Total Fee Amount	405.32
Total Offset Amount	0.00
Net Fee	405.32
Narrative - Max Aggregate Offering Price	$ 2,935,000
Final Prospectus	true